Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 11.0%
Entertainment 1.0%
Electronic Arts, Inc.(a)	166,003	21,648,452
Interactive Media & Services 10.0%
Alphabet, Inc., Class A(a)	31,224	45,761,894
Alphabet, Inc., Class C(a)	45,466	66,816,834
Facebook, Inc., Class A(a)	405,419	106,179,236
Total		218,757,964
Total Communication Services		240,406,416
Consumer Discretionary 17.2%
Automobiles 0.8%
Tesla Motors, Inc.(a)	42,432	18,203,752
Hotels, Restaurants & Leisure 1.4%
Domino’s Pizza, Inc.	32,407	13,782,049
Las Vegas Sands Corp.	359,694	16,783,322
Total		30,565,371
Internet & Direct Marketing Retail 9.3%
Amazon.com, Inc.(a)	60,282	189,811,742
Etsy, Inc.(a)	112,720	13,710,133
Total		203,521,875
Multiline Retail 2.3%
Dollar Tree, Inc.(a)	245,711	22,443,243
Target Corp.	175,833	27,679,631
Total		50,122,874
Specialty Retail 2.0%
Home Depot, Inc. (The)	159,069	44,175,052
Textiles, Apparel & Luxury Goods 1.4%
VF Corp.	420,999	29,575,180
Total Consumer Discretionary		376,164,104
Consumer Staples 3.9%
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	117,851	41,837,105
Household Products 2.0%
Procter & Gamble Co. (The)	311,980	43,362,100
Total Consumer Staples		85,199,205
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.5%
Biotechnology 3.6%
AbbVie, Inc.	463,918	40,634,578
Alexion Pharmaceuticals, Inc.(a)	112,965	12,926,585
BioNTech SE, ADR(a)	173,433	12,006,766
Exact Sciences Corp.(a)	142,134	14,490,561
Total		80,058,490
Health Care Equipment & Supplies 3.1%
Baxter International, Inc.	295,830	23,790,649
Danaher Corp.	107,422	23,131,179
Medtronic PLC	208,115	21,627,311
Total		68,549,139
Health Care Providers & Services 3.6%
Humana, Inc.	52,184	21,598,436
UnitedHealth Group, Inc.	180,883	56,393,893
Total		77,992,329
Life Sciences Tools & Services 2.2%
Charles River Laboratories International, Inc.(a)	108,562	24,583,865
IQVIA Holdings, Inc.(a)	146,911	23,157,581
Total		47,741,446
Pharmaceuticals 3.0%
Bristol-Myers Squibb Co.	463,611	27,951,107
Eli Lilly and Co.	252,983	37,446,544
Total		65,397,651
Total Health Care		339,739,055
Industrials 5.4%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	85,737	27,049,166
Building Products 2.0%
Masco Corp.	384,295	21,186,183
Trane Technologies PLC	190,968	23,154,870
Total		44,341,053
Electrical Equipment 1.1%
AMETEK, Inc.	228,517	22,714,590
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.1%
Norfolk Southern Corp.	113,208	24,225,380
Total Industrials		118,330,189
Information Technology 44.6%
Electronic Equipment, Instruments & Components 1.0%
Zebra Technologies Corp., Class A(a)	89,164	22,510,344
IT Services 8.7%
Fidelity National Information Services, Inc.	159,265	23,445,401
Fiserv, Inc.(a)	243,874	25,131,216
PayPal Holdings, Inc.(a)	271,695	53,532,066
Twilio, Inc., Class A(a)	103,163	25,490,546
Visa, Inc., Class A	312,145	62,419,635
Total		190,018,864
Semiconductors & Semiconductor Equipment 7.4%
Applied Materials, Inc.	494,825	29,417,346
Broadcom, Inc.	117,253	42,717,613
NVIDIA Corp.	123,754	66,978,140
NXP Semiconductors NV	191,694	23,925,328
Total		163,038,427
Software 19.1%
Adobe, Inc.(a)	108,434	53,179,287
Atlassian Corp. PLC, Class A(a)	137,797	25,050,117
Autodesk, Inc.(a)	116,352	26,878,475
Bill.com Holdings, Inc.(a)	115,838	11,619,710
Common Stocks (continued)
Issuer	Shares	Value ($)
Fortinet, Inc.(a)	188,972	22,262,791
Intuit, Inc.	112,702	36,764,519
Microsoft Corp.	757,038	159,227,802
NortonLifeLock, Inc.	1,094,639	22,812,277
ServiceNow, Inc.(a)	71,945	34,893,325
VMware, Inc., Class A(a)	176,043	25,292,098
Total		417,980,401
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.	1,590,005	184,138,479
Total Information Technology		977,686,515
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
Equinix, Inc.	40,863	31,061,192
Total Real Estate		31,061,192
Total Common Stocks (Cost $1,423,379,869)		2,168,586,676

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	24,294,357	24,291,927
Total Money Market Funds (Cost $24,291,927)		24,291,927
Total Investments in Securities (Cost: $1,447,671,796)		2,192,878,603
Other Assets & Liabilities, Net		(2,953,999)
Net Assets		2,189,924,604

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	35,355,846	415,772,159	(426,837,929)	1,851	24,291,927	(2,119)	121,016	24,294,357
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2020